Operating Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease [Line Items]
Operating lease expenses	$ 696,999	$ 777,688	$ 430,963
Short term lease incurred	$ 413	$ 45,484	$ 126,097
Minimum [Member]
Operating Lease [Line Items]
Lease term	36 months
Maximum [Member]
Operating Lease [Line Items]
Lease term	48 months